Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Changes in Accumulated Other Comprehensive Loss by Component [1]
		Years ended December 31,
(In thousands)		2018	2017	2016
Foreign currency translation	Beginning Balance	$(43,034)	$(39,956)	$(35,930)
	Other comprehensive loss	(6,902)	(3,078)	(4,026)
	Net change	(6,902)	(3,078)	(4,026)
	Ending balance	$(49,936)	$(43,034)	$(39,956)
Adjustment of pension and
postretirement benefit plans	Beginning Balance	$(205,408)	$(211,610)	$(211,276)
	Other comprehensive loss before
	reclassifications	(9,453)	(5,164)	(11,402)
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of net losses	13,141	13,684	13,386
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of prior service credit	(2,116)	(2,318)	(2,318)
	Net change	1,572	6,202	(334)
	Ending balance	$(203,836)	$(205,408)	$(211,610)
Unrealized net holding
losses on debt securities	Beginning Balance	$(102,775)	$(69,003)	$(10,182)
	Other comprehensive loss before reclassifications	(71,036)	(40,446)	(58,958)
	Other-than-temporary impairment amounts reclassified
	from accumulated other comprehensive loss	-	6,740	167
	Amounts reclassified from accumulated other
	comprehensive loss for gains on securities	-	(66)	(30)
	Net change	(71,036)	(33,772)	(58,821)
	Ending balance	$(173,811)	$(102,775)	$(69,003)
Unrealized net holding
gains on equity securities	Beginning Balance	$605	$685	$622
	Reclassification to retained earnings due to cumulative
	effect adjustment of accounting change	(605)	-	-
	Other comprehensive income before reclassifications	-	121	373
	Amounts reclassified from accumulated other
	comprehensive income for gains on securities	-	(201)	(310)
	Net change	(605)	(80)	63
	Ending balance	$-	$605	$685
Unrealized net losses
on cash flow hedges	Beginning Balance	$(40)	$(402)	$(120)
	Other comprehensive income (loss) before
	reclassifications	326	(790)	(2,203)
	Amounts reclassified from accumulated other
	comprehensive loss	(677)	1,152	1,921
	Net change	(351)	362	(282)
	Ending balance	$(391)	$(40)	$(402)
	Total	$(427,974)	$(350,652)	$(320,286)
[1] All amounts presented are net of tax.

Reclassification Out Of Accumulated Other Comprehensive Income [Table Text Block]
	Reclassifications Out of Accumulated Other Comprehensive Loss
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2018	2017	2016
Adjustment of pension and postretirement benefit plans
Amortization of net losses	Personnel costs	$(21,542)	$(22,428)	$(21,948)
Amortization of prior service credit	Personnel costs	3,470	3,800	3,800
	Total before tax	(18,072)	(18,628)	(18,148)
	Income tax benefit	7,047	7,262	7,080
	Total net of tax	$(11,025)	$(11,366)	$(11,068)
Unrealized holding losses on debt securities
Realized gain on sale of debt securities	Net gain on sale and valuation adjustments
	of investment securities	$-	$83	$38
	Other-than-temporary impairment losses
	on available-for-sale debt securities	-	(8,299)	(209)
	Total before tax	-	(8,216)	(171)
	Income tax benefit	-	1,542	34
	Total net of tax	$-	$(6,674)	$(137)
Unrealized holding gains on equity securities
Realized gain on sale of equity securities	Net gain on sale and valuation adjustments
	of investment securities	$-	$251	$341
	Total before tax	-	251	341
	Income tax expense	-	(50)	(31)
	Total net of tax	$-	$201	$310
Unrealized net losses on cash flow hedges
Forward contracts	Mortgage banking activities	$1,110	$(1,888)	$(3,149)
	Total before tax	1,110	(1,888)	(3,149)
	Income tax (expense) benefit	(433)	736	1,228
	Total net of tax	$677	$(1,152)	$(1,921)
	Total reclassification adjustments, net of tax	$(10,348)	$(18,991)	$(12,816)